Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 14,111,644	$ 8,293,976	$ 14,771,434	$ 38,531,272	$ 48,869,635	$ (13,935,810)	$ (24,062,017)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	11,161,898	10,621,734	13,297,217	36,528,996	47,551,116	2,487,891	(7,088,911)
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	4,450,300	625,765	(745,143)	3,021,163	2,981,313	(9,244,714)	(9,616,856)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,215,421)	4,951,308	(2,263,729)	5,621,524	3,623,367	2,931,562	(7,690,728)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	9,284,046	6,615,418	10,824,820	25,113,367	37,531,206	(31,272,082)	24,444,275
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	228,380	11,400	340,730	913,300	893,890	47,540	(1,158,380)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,225,542	1,062,941	4,030,535	(2,460,805)	(2,488,313)	(3,039,993)	(12,773,525)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	338,810	1,734,085	641,395	2,076,704	2,095,657	1,364,117	3,389,662
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(5,149,759)	(4,379,183)	468,609	2,243,743	2,913,996	41,701,461	(3,683,359)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 2,949,746	$ (2,327,758)	$ 1,474,217	$ 2,002,276	$ 1,318,519	$ (16,423,701)	$ (16,973,106)